                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  June 30, 2002
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Capital Counsel LLC
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Address:    350 Park Avenue, 11th Floor
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            New York , NY 10022
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Form 13F File Number:  28- 05779
                          -------------


The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence S. Greene
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Title:  Member & Secretary
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Phone:  212-350-4520
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Signature, Place, and Date of Signing:

/s/ Terence S. Greene                 New York, NY                8/13/2002
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         78

Form 13F Information Table Value Total:    388,639
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

                               CAPITAL COUNSEL LLC
                                    FORM 13F
                                  June 30, 2002

                                                                   VALUE
NAME OF ISSUER                    TITLE OF CLASS   CUSIP          (x$1000)
--------------                    --------------   -----          --------
SOLECTRON CORP CONV PFD 7.25%                      834182206          2761
3COM CORP                         COM              885535104           132
3M COMPANY                        COM              88579Y101          1593
ABBOTT LABORATORIES               COM              002824100          1355
ALTANTIC COAST AIRLINES HOLDGS    COM              048396105           260
AMDOCS LTD                        COM              g02602103           128
AMERICAN INTERNATL GROUP          COM              026874107         22986
AMGEN INC                         COM              031162100           574
AUTOMATIC DATA PROCESSING INC     COM              053015103           395
BAKER HUGHES INC                  COM              057224107          1560
C H ROBINSON WORLDWIDE            COM              12541W100         14087
CATALINA MARKETING CORP           COM              148867104          1877
CHEVRONTEXACO CORPORATION         COM              166764100           228
CIRRUS LOGIC INC                  COM              172755100           103
CISCO SYS INC                     COM              17275R102           699
CITIGROUP                         COM              172967101           934
COCA COLA CO                      COM              191216100          6957
COLLECTORS UNIVERSE,Inc.          COM              19421R101            10
CONCORD EFS INC                   COM              206197105          9162
DANAHER CORP                      COM              235851102          1623
DELL COMPUTER CORP                COM              247025109           624
DISNEY WALT CO                    COM              254687106          2374
DST SYS INC                       COM              233326107         20341
DU PONT E I DE NEMOURS & CO       COM              263534109           923
E M C CORP                        COM              268648102           170
EMERSON ELECTRIC CO COM           COM              291011104           829
EQUITY OIL CO                     COM              294749106           195
EXPRESS SCRIPTS INC               COM              302182100         18666
                                                                                      VOTING AUTHORITY
                                                                                 --------------------------
                                    SHARES/   SH/   PUT/  INVSTMT     OTHER
NAME OF ISSUER                      PRN AMT   PRN   CALL  DSCRETN    MANAGERS     SOLE      SHARED     NONE
--------------                      -------   ---   ----  -------    --------    ------     ------     ----
SOLECTRON CORP CONV PFD 7.25%        154600   SH          Sole                   154600
3COM CORP                             30044   SH          Sole                    30044
3M COMPANY                            12948   SH          Sole                    12948
ABBOTT LABORATORIES                   35988   SH          Sole                    35988
ALTANTIC COAST AIRLINES HOLDGS        12000   SH          Sole                    12000
AMDOCS LTD                            17000   SH          Sole                    17000
AMERICAN INTERNATL GROUP             336893   SH          Sole                   336893
AMGEN INC                             13700   SH          Sole                    13700
AUTOMATIC DATA PROCESSING INC          9075   SH          Sole                     9075
BAKER HUGHES INC                      46866   SH          Sole                    46866
C H ROBINSON WORLDWIDE               420145   SH          Sole                   420145
CATALINA MARKETING CORP               66500   SH          Sole                    66500
CHEVRONTEXACO CORPORATION              2573   SH          Sole                     2573
CIRRUS LOGIC INC                      14000   SH          Sole                    14000
CISCO SYS INC                         50124   SH          Sole                    50124
CITIGROUP                             24109   SH          Sole                    24109
COCA COLA CO                         124228   SH          Sole                   124228
COLLECTORS UNIVERSE,Inc.              10000   SH          Sole                    10000
CONCORD EFS INC                      303992   SH          Sole                   303992
DANAHER CORP                          24459   SH          Sole                    24459
DELL COMPUTER CORP                    23875   SH          Sole                    23875
DISNEY WALT CO                       125605   SH          Sole                   125605
DST SYS INC                          444993   SH          Sole                   444993
DU PONT E I DE NEMOURS & CO           20799   SH          Sole                    20799
E M C CORP                            22500   SH          Sole                    22500
EMERSON ELECTRIC CO COM               15486   SH          Sole                    15486
EQUITY OIL CO                         85000   SH          Sole                    85000
EXPRESS SCRIPTS INC                  372500   SH          Sole                   372500

                               CAPITAL COUNSEL LLC
                                    FORM 13F
                                  June 30, 2002

                                                                   VALUE
NAME OF ISSUER                    TITLE OF CLASS     CUSIP        (X$1000)
--------------                    --------------   ---------      --------
EXXON MOBIL CORPORATION           COM              30231g102          8660
FEDERAL NATL MTG ASSN             COM              313586109          1950
FIRST DATA CORP                   COM              319963104         36653
GENERAL ELECTRIC CO               COM              369604103          3200
GENERAL MTRS CORP                 COM              370442105           428
GILEAD SCIENCES INC               COM              375558103           526
GILLETTE CO                       COM              375766102           474
HARTE-HANKS INC                   COM              416196103         37945
HOME DEPOT INC                    COM              437076102           584
HUBBELL INC CLASS A               COM              443510102           249
HUBBELL INC CLASS B               COM              443510201          1152
INTEL CORP                        COM              458140100         23283
INTL BUSINESS MACHINES CORP       COM              459200101           682
JOHNSON & JOHNSON                 COM              478160104          2784
MACROMEDIA INC                    COM              556100105           105
MARSH & MCLENNAN COS              COM              571748102           243
MARSHALL & ILSLEY CORP            COM              571834100           557
MAXIM INTERGRATED PRODS INC CO    COM              57772K101          1923
MERCK & CO INC                    COM              589331107         22745
METTLER - TOLEDO INTL             COM              592688105         12255
MICROSOFT CORP                    COM              594918104           940
NEOMAGIC CORP.                    COM              640497103            27
PALM                              COM              696642107            86
PATTERSON DENTAL                  COM              703412106           856
PEPSICO INC                       COM              713448108         14594
PFIZER INC                        COM              717081103          1497
PLANTRONICS INC NEW               COM              727493108          1405
PROLOGIS TR SH BEN INT            COM              743410102           182

                                                                                           VOTING AUTHORITY
                                                                                   ------------------------------
                                    SHARES/   SH/   PUT/   INVSTMT     OTHER
NAME OF ISSUER                      PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE         SHARED      NONE
--------------                      -------   ---   ----   -------    --------     -------       ------      ----
EXXON MOBIL CORPORATION              211622   SH           Sole                     211622
FEDERAL NATL MTG ASSN                 26446   SH           Sole                      26446
FIRST DATA CORP                      985298   SH           Sole                     985298
GENERAL ELECTRIC CO                  110150   SH           Sole                     110150
GENERAL MTRS CORP                      8000   SH           Sole                       8000
GILEAD SCIENCES INC                   16000   SH           Sole                      16000
GILLETTE CO                           14000   SH           Sole                      14000
HARTE-HANKS INC                     1846494   SH           Sole                    1846494
HOME DEPOT INC                        15906   SH           Sole                      15906
HUBBELL INC CLASS A                    7800   SH           Sole                       7800
HUBBELL INC CLASS B                   33744   SH           Sole                      33744
INTEL CORP                          1274388   SH           Sole                    1274388
INTL BUSINESS MACHINES CORP            9473   SH           Sole                       9473
JOHNSON & JOHNSON                     53268   SH           Sole                      53268
MACROMEDIA INC                        11840   SH           Sole                      11840
MARSH & MCLENNAN COS                   2520   SH           Sole                       2520
MARSHALL & ILSLEY CORP                18000   SH           Sole                      18000
MAXIM INTERGRATED PRODS INC CO        50166   SH           Sole                      50166
MERCK & CO INC                       449150   SH           Sole                     449150
METTLER - TOLEDO INTL                332396   SH           Sole                     332396
MICROSOFT CORP                        17192   SH           Sole                      17192
NEOMAGIC CORP.                        10000   SH           Sole                      10000
PALM                                  49009   SH           Sole                      49009
PATTERSON DENTAL                      17000   SH           Sole                      17000
PEPSICO INC                          302774   SH           Sole                     302774
PFIZER INC                            42763   SH           Sole                      42763
PLANTRONICS INC NEW                   73925   SH           Sole                      73925
PROLOGIS TR SH BEN INT                 7000   SH           Sole                       7000

                               CAPITAL COUNSEL LLC
                                    FORM 13F
                                  June 30, 2002

                                                                   VALUE
NAME OF ISSUER                    TITLE OF CLASS     CUSIP        (x$1000)
--------------                    --------------   ---------      --------
SANMINA-SC                        COM              800907107           348
SOLECTRON CORP                    COM              834182107          6272
STATE STREET CORP                 COM              857477103         56793
STILWELL FINANCIAL                COM              860831106           182
STRYKER CORP                      COM              863667101          1734
SUN MICROSYSTEMS INC              COM              866810104           478
THOMAS & BETTS CORP               COM              884315102           309
UNITED PARCEL SERVICE             COM              911312106          1843
US BANCORP                        COM              902973304           476
VARIAN MED SYS INC                COM              92220P105         11660
WAL MART STORES INC               COM              931142103           345
WALGREEN CO                       COM              931422109          9258
WASHINGTON POST CO CL B           COM              939640108           817
XILINX INC                        COM              983919101          4374
EQUITY INV FD UNIT 2ND S & P                       294700422            27
BP AMOCO PLC ADR                  ADR              055622104          4647
NOKIA CORP SPONSORED ADR          ADR              654902204           188
REED ELSEVIER NV ADR              ADR              758204101           298
SAP AKTIENGESELLSCHAFT ADR        ADR              803054204           687
VODAPHONE GROUP PLC               ADR              92857W100           332
PUT ON ACXM 7/19/02 @ 17.50                        UQASW                 7
PUT ON CEFT 7/19/02 @ 32.50                        EQFSZ                30
REPORT SUMMARY                    78 DATA RECORDS                   388639
                                                                                      VOTING AUTHORITY
                                                                                ---------------------------
                                    SHARES/   SH/   PUT/  INVSTMT     OTHER
NAME OF ISSUER                      PRN AMT   PRN   CALL  DSCRETN    MANAGERS    SOLE       SHARED     NONE
--------------                      -------   ---   ----  -------    --------   -------     ------     ----
SANMINA-SC                            55160   SH          Sole                    55160
SOLECTRON CORP                      1019872   SH          Sole                  1019872
STATE STREET CORP                   1270528   SH          Sole                  1270528
STILWELL FINANCIAL                    10000   SH          Sole                    10000
STRYKER CORP                          32400   SH          Sole                    32400
SUN MICROSYSTEMS INC                  95366   SH          Sole                    95366
THOMAS & BETTS CORP                   16600   SH          Sole                    16600
UNITED PARCEL SERVICE                 29850   SH          Sole                    29850
US BANCORP                            20381   SH          Sole                    20381
VARIAN MED SYS INC                   287534   SH          Sole                   287534
WAL MART STORES INC                    6276   SH          Sole                     6276
WALGREEN CO                          239648   SH          Sole                   239648
WASHINGTON POST CO CL B                1500   SH          Sole                     1500
XILINX INC                           195000   SH          Sole                   195000
EQUITY INV FD UNIT 2ND S & P          15178   SH          Sole                    15178
BP AMOCO PLC ADR                      92039   SH          Sole                    92039
NOKIA CORP SPONSORED ADR              13000   SH          Sole                    13000
REED ELSEVIER NV ADR                  11000   SH          Sole                    11000
SAP AKTIENGESELLSCHAFT ADR            28280   SH          Sole                    28280
VODAPHONE GROUP PLC                   24340   SH          Sole                    24340
PUT ON ACXM 7/19/02 @ 17.50           10000   SH          Sole                    10000
PUT ON CEFT 7/19/02 @ 32.50           10000   SH          Sole                    10000
REPORT SUMMARY                                 0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED